Provisions - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Closing share price (in euro per share)	€ 6.22	€ 24.5
Other provisions	€ 25,674	€ 15,806
Onerous contracts provision
Disclosure of other provisions [line items]
Other provisions	18,800	13,500
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 2,100